Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income (loss)	$ (125,327)	$ 116,366
Items that may be reclassified to income:
Change in fair value of cash flow hedges (note 19)	31,194	(120,540)
Forward elements excluded from hedging relationships (note 19)	(35,775)	30,571
Realized losses on foreign exchange hedges reclassified to revenue	1,804	0
Items that will not be reclassified to income:
Actuarial loss on defined benefit pension plans (note 21(a))	(5,413)	(4,479)
Taxes on above items	(2,325)	22,049
Other comprehensive loss	(10,515)	(72,399)
Comprehensive income (loss)	(135,842)	43,967
Attributable to:
Methanex Corporation shareholders	(167,193)	15,368
Non-controlling interests (note 24)	$ 31,351	$ 28,599